INVESTMENTS IN DIRECT FINANCING LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Investment in Direct Financing Leases (Details)
Number of VLCCs and Suezmaxes Chartered | vessel			12
Term of charters, minimum (in years)		4 years
Term of charters, maximum (in years)		9 years
Vessel impairment charge		$ 0	$ 5,314	$ 42,410
Number of offshore supply vessels chartered on long-term bareboat charters | vessel		1
Assets accounted for as direct financing leases and leased to related parties | vessel		10	13
Number of container vessels contracted to be chartered in | vessel	2	2	1
Assets accounted for as sales-type lease | vessel		1	0
Term of lease or charter	15 years
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		$ 618,071	$ 556,035
Total minimum lease payments to be received		916,765	862,083
Minimum future lease revenues to be received [Abstract]
2018		98,630
2019		98,238
2020		97,591
2021		97,012
2022		89,714
Thereafter		435,580
Total minimum lease revenues		916,765
Property subject to direct financing leases [Member]
Investment in Direct Financing Leases (Details)
Vessel impairment charge			500
Container vessels contracted in subject to direct financing leases [Member]
Investment in Direct Financing Leases (Details)
Total minimum lease payments to be received		432,200	229,700
Container vessels contracted in subject to direct financing leases [Member] | MSC Anna [Member]
Investment in Direct Financing Leases (Details)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		141,600	144,900
Container vessels contracted in subject to direct financing leases [Member] | MSC Viviana [Member]
Investment in Direct Financing Leases (Details)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		$ 142,400	$ 0
Maximum [Member]
Investment in Direct Financing Leases (Details)
Term of lease or charter		15 years
Minimum [Member]
Investment in Direct Financing Leases (Details)
Term of lease or charter		5 years